Adoption of New Financial Reporting Framework and New and Revised Standards in Issue But Not Yet Effective	12 Months Ended
Apr. 30, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Adoption of New Financial Reporting Framework and New and Revised Standards in Issue But Not Yet Effective
3.	ADOPTION OF NEW FINANCIAL REPORTING FRAMEWORK AND NEW AND REVISED STANDARDS IN ISSUE BUT NOT YET EFFECTIVE
For the purpose of preparing and presenting the consolidated financial statements for the years ended April 30, 2020, 2021 and 2022, the Group has adopted the new and amendments to International Financial Reporting Standards (“IFRSs”), and the related interpretations issued by the International Accounting Standards Board (“IASB”), which are effective for the periods presented.
Application of amendments to IFRSs
In the year ended April 30, 2022, the Group has applied the following amendments to IFRSs issued by the IASB, for the first time, which are mandatorily effective for the annual periods beginning on or after May 1, 2021 for the preparation of the Group’s consolidated financial statements:

Amendment to IFRS 16	COVID-19-Related Rent Concessions
Amendment to IFRS 16	COVID-19-Related Rent Concessions beyond 30 June 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2
The amendments to IFRSs in the year ended April 30, 2022 has had no material impact on the Group’s financial positions and performance for the current and prior periods and/or on the disclosures set out in these consolidated financial statements.
The IFRS Interpretations Committee (“IFRIC”) issued the agenda decision “Demand Deposits with Restrictions on Use arising from a Contract with a Third Party (IAS 7 Statement of Cash Flows)” in April 2022. The IFRIC concluded that the restrictions on the use of the deposit imposed by a contract with a third party do not change the nature of the deposit in such a way that would make the deposit no longer a demand deposit. Therefore, the demand deposit should be included as part of cash and cash equivalents in the statement of cash flows. The Group is currently assessing the impact that this agenda decision may have on its consolidated financial statements.

New and revised IFRS Standards in issue but not yet effective
The Group has not early applied the following new and amendments to IFRSs and International Accounting Standards (“IASs”) that have been issued but are not yet effective:

IFRS 17	Insurance Contracts and the related Amendments 2
Amendments to IFRS 3	Reference to the Conceptual Framework 1
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 3
Amendments to IAS 1	Classification of Liabilities as Current or Non-current 2
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies 2
Amendments to IAS 8	Definition of Accounting Estimates 2
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction 2
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use 1
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract 1
Amendments to IFRS Standards	Annual Improvements to IFRS Standards 2018-2020 1

1	Effective for annual periods beginning on or after 1 January 2022.
2	Effective for annual periods beginning on or after 1 January 2023.
3	Effective for annual periods beginning on or after a date to be determined.
The directors of the Company anticipate that application of all new and amendments to IFRSs will have no material impact on the Group’s financial position and financial performance when they become effective.